RELATED PARTY TRANSACTIONS (Details) ¥ in Thousands, $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2011 CNY (¥)	Dec. 31, 2015 CNY (¥)	Aug. 31, 2014	Mar. 31, 2014 JPY (¥)	Jan. 14, 2011 USD ($)	Jan. 14, 2011 CNY (¥)
Related Party Transaction [Line Items]
Amount due from related parties	$ 9,843		¥ 43,570			¥ 63,762
Amount due to related parties	9,661		29,885			62,580
Entities controlled by Kingsoft
Related Party Transaction [Line Items]
Amount due from related parties	555		3,789			3,593
Amount due to related parties	3,472		27,167			22,494
Entities controlled by Kingsoft | Corporate, technical support and leasing services received from
Related Party Transaction [Line Items]
Amount	871	¥ 5,639	6,097	¥ 5,757
Entities controlled by Kingsoft | Licensing fees paid to
Related Party Transaction [Line Items]
Amount			2,100	8,400	¥ 42,000
Contract/agreement term					5 years
Entities controlled by Kingsoft | Sub-licensing revenue received from
Related Party Transaction [Line Items]
Amount	903	5,850	4,008	3,381
Entities controlled by Kingsoft | Software upgrade services provided to
Related Party Transaction [Line Items]
Amount				233
Entities controlled by Kingsoft | Transfer of fixed assets and technology know-how, trademarks and other intellectual properties from
Related Party Transaction [Line Items]
Amount			13,580	2,000
Entities controlled by Kingsoft | Promotion services received from
Related Party Transaction [Line Items]
Amount	$ 7,370	¥ 47,743	¥ 24,455	¥ 257
Entities controlled by Kingsoft | Promotion services received from | Minimum
Related Party Transaction [Line Items]
Contract/agreement term	3 months	3 months	3 months	3 months
Entities controlled by Kingsoft | Promotion services received from | Maximum
Related Party Transaction [Line Items]
Contract/agreement term	1 year	1 year	1 year	1 year
Entities controlled by Kingsoft | Online marketing services provided to
Related Party Transaction [Line Items]
Amount	$ 1,248	¥ 8,087	¥ 1,653	¥ 789
Entities controlled by Kingsoft | Payment of revenue sharing for online games operations
Related Party Transaction [Line Items]
Amount	276	1,786	¥ 2,318
Entities controlled by Kingsoft | Payment of revenue sharing for online games operations | Minimum
Related Party Transaction [Line Items]
Contract/agreement term			1 year
Percentage of share in revenue			20.00%
Entities controlled by Kingsoft | Payment of revenue sharing for online games operations | Maximum
Related Party Transaction [Line Items]
Contract/agreement term			2 years
Percentage of share in revenue			70.00%
Entities controlled by Kingsoft | Purchase of exclusive online game operating license from
Related Party Transaction [Line Items]
Amount			¥ 13,944
An equity investee
Related Party Transaction [Line Items]
Amount due from related parties	1,121		46			7,266
Amount due to related parties	6		1			37
An equity investee | Transfer of fixed assets and technology know-how, trademarks and other intellectual properties from
Related Party Transaction [Line Items]
Amount				1,900
An equity investee | Promotion services received from
Related Party Transaction [Line Items]
Amount		1	552
An equity investee | Online marketing services provided to
Related Party Transaction [Line Items]
Amount	9	58	532
An equity investee | Research and development received from
Related Party Transaction [Line Items]
Amount	695	4,500	4,000	1,333
An equity investee | Purchase of consumables from
Related Party Transaction [Line Items]
Amount	31	201
An equity investee | Payment of revenue sharing for online games operations
Related Party Transaction [Line Items]
Amount			50
An equity investee | Sales of products to
Related Party Transaction [Line Items]
Amount	1,961	12,701
An entity controlled by a director of the Company
Related Party Transaction [Line Items]
Amount due from related parties	353		1,519			2,287
Amount due to related parties	3,616		1,387			23,421
An entity controlled by a director of the Company | Promotion services received from
Related Party Transaction [Line Items]
Amount	7,383	47,826	2,924
An entity controlled by a director of the Company | Online marketing services provided to
Related Party Transaction [Line Items]
Amount	18	117	4,081	2,737
An entity controlled by a director of the Company | Purchase of consumables from
Related Party Transaction [Line Items]
Amount	223	1,442	2,398	1,173
An entity controlled by a director of the Company | Payment of revenue sharing for online games operations
Related Party Transaction [Line Items]
Amount	477	3,089	3,084
An entity controlled by a director of the Company | Game operating revenues received from
Related Party Transaction [Line Items]
Amount	382	2,477	1,514
Entities controlled by a shareholder of the Company
Related Party Transaction [Line Items]
Amount due from related parties	5,656		28,324			36,639
Amount due to related parties	2,476		961			16,039
Entities controlled by a shareholder of the Company | Promotion services received from
Related Party Transaction [Line Items]
Amount	6,422	41,599
Entities controlled by a shareholder of the Company | Online marketing services provided to
Related Party Transaction [Line Items]
Amount	45,310	¥ 293,510	78,432	¥ 104,078
Entities controlled by a shareholder of the Company | Acquisition of equity method investments from
Related Party Transaction [Line Items]
Amount			30,000
Percentage of ownership							22.20%
Kingsoft
Related Party Transaction [Line Items]
Amount due from related parties	2,158		9,892			13,977
Amount due to related parties	$ 91		369			¥ 589
Kingsoft | Acquisition of equity method investments from
Related Party Transaction [Line Items]
Amount			¥ 36,977
Kingsoft | Loan framework contract
Related Party Transaction [Line Items]
Funding provided									$ 16,981	¥ 110,000
Interest as a percent of the promulgated by the PBOC									90.00%	90.00%
Kingsoft Japan | Acquisition of equity method investments from
Related Party Transaction [Line Items]
Percentage of ownership								20.00%
Aggregate purchase price								¥ 614